UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number: ______

     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Pomelo Capital LLC
Address:    717 FIFTH AVENUE, SUITE 1403
            NEW YORK, NY 10022

Form 13F File Number: ________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Eric Kostrowski
Title:  Chief Operating Officer & Chief Compliance Officer
Phone:  212-897-3343

Signature, Place, and Date of Signing:

/s/ Eric Kostrowski                     New York, NY    February 14, 2013
-------------------------------------   -------------   --------------------
             [Signature]                [City, State]          [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 112
Form 13F Information Table Value Total: $256,279
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1                    COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                              VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER              TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ALLIANCE DATA SYSTEMS CORP         COM             018581108        4     82,500 SH  PUT  SOLE                    82,500
AMERICAN EXPRESS CO                COM             025816109        2    150,000 SH  PUT  SOLE                   150,000
AMERIGROUP CORP                    COM             03073T102        1     33,600 SH  PUT  SOLE                    33,600
ANNALY CAP MGMT INC                COM             035710409    3,721  5,183,700 SH  PUT  SOLE                 5,183,700
ANNALY CAP MGMT INC                NOTE 5.000% 5/1 035710AB8   39,006 38,500,000 PRN      SOLE                38,500,000
APPLE INC                          COM             037833100        2    333,300 SH  PUT  SOLE                   333,300
ARCELORMITTAL SA LUXEMBOURG        NY REGISTRY SH  03938L104      690  1,339,200 SH  PUT  SOLE                 1,339,200
ARCELORMITTAL SA LUXEMBOURG        NOTE 5.000% 5/1 03938LAK0   20,861 20,000,000 PRN      SOLE                20,000,000
BANK OF AMERICA CORPORATION        COM             060505104       14    106,400 SH  CALL SOLE                   106,400
BEST BUY INC                       COM             086516101    6,728    567,750 SH       SOLE                   567,750
BEST BUY INC                       COM             086516101    6,731  1,996,400 SH  PUT  SOLE                 1,996,400
BLOCK H & R INC                    COM             093671105    2,229    120,000 SH       SOLE                   120,000
BLOCK H & R INC                    COM             093671105      402  1,454,600 SH  PUT  SOLE                 1,454,600
CIT GROUP INC                      COM NEW         125581801    1,469  2,182,400 SH  PUT  SOLE                 2,182,400
CIT GROUP INC                      COM NEW         125581801        1    170,000 SH  CALL SOLE                   170,000
CALPINE CORP COM                   COM             131347304       30  1,190,600 SH  PUT  SOLE                 1,190,600
CELGENE CORP                       RIGHT 12/31/203 151020112      166     25,850 SH       SOLE                    25,850
CEMEX SAB DE CV                    SPON ADR NEW    151290889        8     11,900 SH  PUT  SOLE                    11,900
CENTURYLINK INC                    COM             156700106       57    102,600 SH  CALL SOLE                   102,600
CHESAPEAKE ENERGY CORP             COM             165167107      416     25,000 SH       SOLE                    25,000
CHESAPEAKE ENERGY CORP             COM             165167107    5,329  3,079,600 SH  PUT  SOLE                 3,079,600
CLEARWIRE CORP NEW                 CL A            18538Q105      108  1,152,000 SH  PUT  SOLE                 1,152,000
CLIFFS NATURAL RESOURCES INC       COM             18683K101       24     62,400 SH  PUT  SOLE                    62,400
CONSTELLATION BRANDS INC           CL A            21036P108      108    100,000 SH  CALL SOLE                   100,000
CURRENCYSHARES EURO TR             EURO SHS        23130C108        2    166,700 SH  CALL SOLE                   166,700
CURRENCYSHARES EURO TR             EURO SHS        23130C108        1    166,700 SH  PUT  SOLE                   166,700
D R HORTON INC                     NOTE 2.000% 5/1 23331ABB4   29,965 19,000,000 PRN      SOLE                19,000,000
DEAN FOODS CO NEW                  COM             242370104       58  2,055,200 SH  PUT  SOLE                 2,055,200
DELTA AIR LINES INC DEL            COM NEW         247361702    2,527  6,070,900 SH  PUT  SOLE                 6,070,900
DONNELLEY R R & SONS CO            COM             257867101    3,182    353,958 SH       SOLE                   353,958
DONNELLEY R R & SONS CO            COM             257867101    1,884    969,200 SH  PUT  SOLE                   969,200
FORD MTR CO DEL                    COM PAR $0.01   345370860      240    337,600 SH  PUT  SOLE                   337,600
FREEPORT-MCMORAN COPPER & GO       COM             35671D857    3,798    111,027 SH       SOLE                   111,027
FRONTIER COMMUNICATIONS CORP       COM             35906A108    1,540    360,000 SH       SOLE                   360,000
GENERAL ELECTRIC CO                COM             369604103        0     55,000 SH  CALL SOLE                    55,000
GOLDMAN SACHS GROUP INC            COM             38141G104      637    741,400 SH  PUT  SOLE                   741,400
GOODYEAR TIRE & RUBR CO            COM             382550101      925     66,977 SH       SOLE                    66,977
GOODYEAR TIRE & RUBR CO            COM             382550101      448  1,064,800 SH  PUT  SOLE                 1,064,800
HCA HOLDINGS INC                   COM             40412C101        8     20,000 SH  PUT  SOLE                    20,000
HELIX ENERGY SOLUTIONS GRP I       COM             42330P107       12    500,000 SH  PUT  SOLE                   500,000
HEWLETT PACKARD CO                 COM             428236103      225    365,700 SH  PUT  SOLE                   365,700
ISTAR FINL INC                     COM             45031U101    2,436    298,954 SH       SOLE                   298,954
ISTAR FINL INC                     COM             45031U101    3,531  5,649,100 SH  PUT  SOLE                 5,649,100
INTEROIL CORP                      COM             460951106      556     10,000 SH       SOLE                    10,000
INTEROIL CORP                      COM             460951106    1,686    206,200 SH  PUT  SOLE                   206,200
INTEROIL CORP                      NOTE 2.750%11/1 460951AC0    3,585  4,100,000 PRN      SOLE                 4,100,000
INTUIT                             COM             461202103        8    282,800 SH  CALL SOLE                   282,800
IRON MTN INC                       COM             462846106       43    240,000 SH  PUT  SOLE                   240,000
ISHARES SILVER TRUST               ISHARES         46428Q109        9  1,090,100 SH  PUT  SOLE                 1,090,100
JOHNSON & JOHNSON                  COM             478160104       26    400,000 SH  CALL SOLE                   400,000
LAS VEGAS SANDS CORP               COM             517834107        2    152,400 SH  PUT  SOLE                   152,400
LEAP WIRELESS INTL INC             NOTE 4.500% 7/1 521863AL4    3,885  4,055,000 PRN      SOLE                 4,055,000
LENNAR CORP                        CL A            526057104    1,586     41,000 SH       SOLE                    41,000
LEXMARK INTL NEW                   CL A            529771107    1,032    464,000 SH  PUT  SOLE                   464,000
LIBERTY MEDIA CORP NEW             DEB 3.125% 3/3  530718AF2    5,816  4,000,000 PRN      SOLE                 4,000,000
LOUISIANA PAC CORP                 COM             546347105      869     45,000 SH       SOLE                    45,000
LOUISIANA PAC CORP                 COM             546347105      244    150,000 SH  CALL SOLE                   150,000
MBIA INC                           COM             55262C100      436     55,559 SH       SOLE                    55,559
MBIA INC                           COM             55262C100    5,173  4,505,100 SH  PUT  SOLE                 4,505,100
MGM RESORTS INTERNATIONAL          COM             552953101      724     62,260 SH       SOLE                    62,260
MGM RESORTS INTERNATIONAL          COM             552953101      528  1,074,900 SH  PUT  SOLE                 1,074,900
MGM RESORTS INTERNATIONAL          NOTE 4.250% 4/1 55303QAE0    5,303  5,000,000 PRN      SOLE                 5,000,000
MASSEY ENERGY CO                   NOTE 3.250% 8/0 576203AJ2   13,028 13,500,000 PRN      SOLE                13,500,000
MCMORAN EXPLORATION CO             COM             582411104       80    528,400 SH  CALL SOLE                   528,400
MCMORAN EXPLORATION CO             COM             582411104       94    250,000 SH  PUT  SOLE                   250,000
MEDICIS PHARMACEUTICAL CORP        NOTE 1.375% 6/0 584690AC5    8,766  8,000,000 PRN      SOLE                 8,000,000
MORGAN STANLEY                     COM NEW         617446448        0     10,000 SH  PUT  SOLE                    10,000
NRG ENERGY INC                     COM NEW         629377508      522     22,700 SH       SOLE                    22,700
NRG ENERGY INC                     COM NEW         629377508      782  2,988,600 SH  PUT  SOLE                 2,988,600
NRG ENERGY INC                     COM NEW         629377508        6     70,000 SH  CALL SOLE                    70,000
NETAPP INC                         COM             64110D104       58     50,000 SH  CALL SOLE                    50,000
NETAPP INC                         COM             64110D104       42    700,000 SH  PUT  SOLE                   700,000
NETAPP INC                         NOTE 1.750% 6/0 64110DAB0   16,914 15,000,000 PRN      SOLE                15,000,000
NORDSTROM INC                      COM             655664100        3    250,000 SH  PUT  SOLE                   250,000
OFFICE DEPOT INC                   COM             676220106      820    250,000 SH       SOLE                   250,000
PHH CORP                           COM NEW         693320202    1,138     50,000 SH       SOLE                    50,000
PHH CORP                           COM NEW         693320202      535    991,500 SH  PUT  SOLE                   991,500
PHH CORP                           NOTE 4.000% 9/0 693320AN3    3,369  3,000,000 PRN      SOLE                 3,000,000
PEABODY ENERGY CORP                COM             704549104      138     54,600 SH  PUT  SOLE                    54,600
PENNEY J C INC                     COM             708160106    9,406  2,774,700 SH  PUT  SOLE                 2,774,700
PLAINS EXPL& PRODTN CO             COM             726505100      278    170,000 SH  CALL SOLE                   170,000
PROLOGIS INC                       COM             74340W103       23    530,000 SH  PUT  SOLE                   530,000
PROLOGIS                           NOTE 2.625% 5/1 74340XAS0    2,311  2,300,000 PRN      SOLE                 2,300,000
PROLOGIS                           NOTE 2.625% 5/1 743410AS1    2,714  2,700,000 PRN      SOLE                 2,700,000
ROSETTA STONE INC                  COM             777780107    2,188    177,232 SH       SOLE                   177,232
RYLAND GROUP INC                   COM             783764103    2,154     59,000 SH       SOLE                    59,000
SLM CORP                           COM             78442P106    1,285     75,000 SH       SOLE                    75,000
SLM CORP                           COM             78442P106      831  2,250,300 SH  PUT  SOLE                 2,250,300
SPDR GOLD TRUST                    GOLD SHS        78463V107       23  1,752,400 SH  PUT  SOLE                 1,752,400
SAFEWAY INC                        COM NEW         786514208      178    245,900 SH  PUT  SOLE                   245,900
SAVIENT PHARMACEUTICALS INC        COM             80517Q100        4    352,500 SH  CALL SOLE                   352,500
SIRIUS XM RADIO INC                COM             82967N108       50    900,000 SH  CALL SOLE                   900,000
SPRINT NEXTEL CORP                 COM SER 1       852061100    5,244    925,000 SH       SOLE                   925,000
SPRINT NEXTEL CORP                 COM SER 1       852061100    2,340    425,000 SH  PUT  SOLE                   425,000
SPRINT NEXTEL CORP                 COM SER 1       852061100      148  2,700,100 SH  CALL SOLE                 2,700,100
SUPERVALU INC                      COM             868536103      290    113,600 SH  PUT  SOLE                   113,600
TELEPHONE & DATA SYS INC           COM NEW         879433829        4     16,100 SH  CALL SOLE                    16,100
TOLL BROTHERS INC                  COM             889478103    1,774     54,859 SH       SOLE                    54,859
TYSON FOODS INC                    CL A            902494103       13    525,000 SH  PUT  SOLE                   525,000
UNITED CONTL HLDGS INC             COM             910047109      876     37,500 SH       SOLE                    37,500
UNITED CONTL HLDGS INC             COM             910047109    1,818  4,940,700 SH  PUT  SOLE                 4,940,700
UNITED CONTL HLDGS INC             COM             910047109        4    125,000 SH  CALL SOLE                   125,000
UNITED STATES STL CORP NEW         COM             912909108    2,936  3,129,300 SH  PUT  SOLE                 3,129,300
VALE S A                           ADR             91912E105        4    268,000 SH  PUT  SOLE                   268,000
WAL-MART STORES INC                COM             931142103       30    400,000 SH  CALL SOLE                   400,000
WINDSTREAM CORP                    COM             97381W104      132    105,400 SH  PUT  SOLE                   105,400
WEATHERFORD INTERNATIONAL LT       REG SHS         H27013103    1,678    150,000 SH       SOLE                   150,000
ROYAL CARIBBEAN CRUISES LTD        COM             V7780T103      141    349,400 SH  PUT  SOLE                   349,400